International Equity Index Fund (Second Prospectus Summary) | International Equity Index Fund
International Equity Index Fund
Objective:
The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses International Equity Index Fund		Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees		0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and/or Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%
Other Expenses		0.66%	0.58%	0.45%	0.41%	0.39%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.27%	1.14%	0.96%	0.77%	0.65%
Expense Reimbursement	[1]
Total Annual Fund Operating Expenses after Expense Reimbursement		1.27%	1.14%	0.96%	0.77%	0.65%
[1]	Principal Management Corporation ("Principal") has contractually agreed to limit the Fund's expenses attributable to Class R-1, R-2, R-3, R-4, and R-5 shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and Expenses, through the period ending December 31, 2012. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.28% for Class R-1, 1.15% for Class R-2, 0.97% for Class R-3, 0.78% for Class R-4, and 0.66% for Class R-5. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The

Example also assumes that your investment has a 5% return each year and that the

Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example International Equity Index Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class R-1	129	403	697	1,534
Class R-2	116	362	628	1,386
Class R-3	98	306	531	1,178
Class R-4	79	246	428	954
Class R-5	66	208	362	810

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

During the most recent fiscal year, the Fund's annualized portfolio turnover rate was 31.4% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in securities held by MSCI EAFE Index (the "Index") at the time of purchase. The

Index is a weighted equity index designed to measure the equity performance of developed markets (Europe, Australasia, Far East), excluding the United States and Canada. The Fund employs a passive investment approach designed to attempt to track the performance of the Index. The Fund invests in index futures and options and exchange-traded funds ("ETFs") on a daily basis to gain exposure to the Index in an effort to minimize tracking error relative to the benchmark.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any

other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures,

currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap,

mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Exchange-Traded Funds ("ETFs") Risk. An ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. Fund shareholders indirectly bear their proportionate share of the expenses of the ETFs in which the fund invests.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization,

expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Index Fund Investment Risk. More likely than not, an index fund will not provide investment performance that matches the index performance due to cashflows and the fees and expenses of the fund.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter,

the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-547-7754.

Life of Fund returns are measured from the date the Classes R-1, R-2, R-3, R-4,

and R-5 shares were first sold December 30, 2009.

Total Returns as of December 31 each year (Class R-2 shares)	[1]

Highest return for a quarter during    Q3 '10 17.10%

the period of the bar chart above:

Lowest return for a quarter during     Q2 '10 -15.28%

the period of the bar chart above:

Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns International Equity Index Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class R-1	Class R-1 Return Before Taxes	5.34%	5.32%	Dec. 30, 2009
Class R-2	Class R-2 Return Before Taxes	5.46%	5.44%	Dec. 30, 2009
Class R-3	Class R-3 Return Before Taxes	5.58%	5.57%	Dec. 30, 2009
Class R-4	Class R-4 Return Before Taxes	5.91%	5.89%	Dec. 30, 2009
Class R-5	Class R-5 Return Before Taxes	5.98%	5.96%	Dec. 30, 2009
After Taxes on Distributions Class R-1	Class R-1 Return After Taxes on Distributions	5.06%	5.04%	Dec. 30, 2009
After Taxes on Distributions and Sales Class R-1	Class R-1 Return After Taxes on Distribution and Sale of Fund Shares	3.83%	4.52%	Dec. 30, 2009
MSCI - EAFE NDTR D Index	MSCI - EAFE NDTR D Index (reflects no deduction for fees, expenses, or taxes)	7.75%	8.25%	Dec. 30, 2009

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as

401(k) plans or individual retirement accounts. After-tax returns are shown for

Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

[1]	The year-to-date return as of September 30, 2011 was 5.81% for Class R-2 shares.